Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments

Note 26. Other Liabilities, Provisions, Contingencies and Commitments

26.1 Other current financial liabilities

	December 31,		December 31,
	2020		2019
Sundry creditors	Ps.	11,895	Ps.	11,509
Derivative financial instruments (see Note 21)		1,127		848
Other notes payable (1)		—		11,294
Others		3		4
Total	Ps.	13,025	Ps.	23,655
(1)	Related to Socofar’s put option exercised on December 13, 2019.

26.2 Provisions and other non-current liabilities

	December 31,		December 31,
	2020		2019
Contingencies	Ps.	6,303	Ps.	8,854
Payable taxes		651		710
Others		2,586		879
Total	Ps.	9,540	Ps.	10,443

26.3 Other non-current financial liabilities

	December 31,		December 31,
	2020		2019
Derivative financial instruments (see Note 21)	Ps.	3,743	Ps.	1,672
Security deposits		1,279		809
Total	Ps.	5,022	Ps.	2,481

26.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of December 31, 2020 and 2019:

	December 31,		December 31,
	2020		2019
Indirect taxes	Ps.	3,153	Ps.	5,062
Labor		1,857		2,455
Legal		1,293		1,337
Total (1)	Ps.	6,303	Ps.	8,854
(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

26.5 Changes in the balance of provisions recorded

26.5.1 Indirect taxes

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	5,062	Ps.	5,421	Ps.	6,836
Penalties and other charges		—		1		123
New contingencies		489		486		178
Contingencies added in business combination		—		—		104
Cancellation and expiration		(153)		(247)		106
Payments		(218)		(174)		(112)
Reversal of indemnifiable items (1)		(1,177)		—		—
Effects of changes in foreign exchange rates		(850)		(425)		(951)
Effects due to derecognition of Philippines		—		—		(863)
Balance at end of the period	Ps.	3,153	Ps.	5,062	Ps.	5,421
(1)	This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

26.5.2 Labor

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	2,455	Ps.	2,601	Ps.	2,723
Penalties and other charges		233		293		310
New contingencies		249		521		330
Contingencies added in business combination		—		44		289
Cancellation and expiration		(61)		(283)		(133)
Payments		(592)		(500)		(193)
Effects of changes in foreign exchange rates		(427)		(221)		(725)
Balance at end of the period	Ps.	1,857	Ps.	2,455	Ps.	2,601

26.5.3 Legal

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	1,337	Ps.	1,906	Ps.	3,296
Penalties and other charges		8		94		86
New contingencies		362		213		72
Contingencies added in business combination		—		77		67
Cancellation and expiration		(141)		(542)		(146)
Payments		(111)		(318)		(251)
Effects of changes in foreign exchange rates		(162)		(93)		(335)
Effects due to derecognition of Philippines		—		—		(883)
Balance at end of the period	Ps.	1,293	Ps.	1,337	Ps.	1,906

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

26.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2020 is Ps. 86,855. Such contingencies were classified by internal legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.

Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as “possible.” The main “possible” contingencies of Brazilian operations amount to approximately Ps. 48,403. This refers to various tax disputes related primarily to: (i) Ps. 8,899 of credits for ICMS (“VAT”); (ii) Ps. 29,280 related to tax credits of “IPI” over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 4,878 related to compensation of federal taxes not approved by the IRS (Tax authorities); (iv) Ps. 2,677 related to the amortization of goodwill generated in acquisition operations; and (v) Ps. 2,667 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where the subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.

26.7 Collateralized contingencies

As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 7,342, Ps. 10,471 and Ps. 7,739 as of December 31, 2020,  2019 and 2018, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies, see Note 14. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil related to current deposits in order to fulfill the collateral requirements for accounts payable.

26.8 Commitments

The Company has firm commitments for the purchase of property, plant and equipment of Ps. 432 and Ps. 556 as of December 31, 2020 and 2019, respectively.